Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 04, 2024
Registrant Name	dei_EntityRegistrantName	Fidelity Greenwood Street Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001898391
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 04, 2024
Document Effective Date	dei_DocumentEffectiveDate	Apr. 05, 2024
Prospectus Date	rr_ProspectusDate	Apr. 05, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A